Income Tax Expense (Benefit) Computed by Applying United States Federal Statutory Income Tax Rate to Income Before Income Taxes (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income before income tax expense		$ 76,009	$ 64,685	$ 320,583	$ 329,645	$ 301,754
Statutory tax rates		21.00%		35.00%	35.00%	35.00%
Computed expected income tax expense				$ 112,204	$ 115,376	$ 105,614
Increase (decrease) in income taxes resulting from:
Foreign tax rate differential				(25,224)	(18,574)	(16,550)
Tax benefit from tax holiday				(35,814)	(32,893)	(38,039)
Non-deductible expenses				1,146	2,295	1,884
Effect of change in tax rates				2,778	353	1,436
Change in valuation allowance				9,041	(4,830)	(33)
Unrecognized tax benefits				1,611	(627)	6,272
Other	[1]			(6,000)	998	1,353
Total income tax expense (benefit)		$ 12,075	$ 12,245	$ 59,742	$ 62,098	$ 61,937

[1]	During 2017, following the transfer/closure of certain affiliated entities, deferred tax liabilities recorded against the outside basis difference amounting to $9,600 were reversed. It was not more likely than not that the resulting net deferred tax asset would be realized. Therefore, a full valuation allowance was established to offset the reduction in deferred tax liabilities.